STOCKHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS DEFICIT
NOTE 7 - STOCKHOLDERS' DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Series B Convertible Preferred Stock Equity Financing

On February 11, 2021, the Board of Directors of the Corporation had authorized issuance of up to 350 shares of preferred stock, $0.001 par value per share, designated as Series B Convertible Preferred Stock. Each share of Preferred Stock shall have a par value of $0.001 per share and a stated value of $1,200, subject to increase set forth in the Certificate of Designation.

Dividends: Each share of Series B Convertible Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of 10% per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Series B Convertible Preferred Share has been converted or redeemed (the “Dividend End Date”). Dividends may be paid in cash or in shares of Series B Convertible Preferred Stock. From and after the initial Closing Date, in addition to the payment of dividends pursuant to Section 2(a), each Holder shall be entitled to receive, and the Corporation shall pay, dividends on shares of Series B Convertible Preferred Stock equal to (on an as-if-converted-to-Common-Stock basis) and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. The Corporation shall pay no dividends on shares of the common stock unless it simultaneously complies with the previous sentence.

Voting Rights: The Series B Convertible Preferred Stock will vote together with the common stock on an as converted basis subject to the Beneficial Ownership Limitations (not in excess of 4.99% conversion limitation). However, as long as any shares of Series B Convertible Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Series B Convertible Preferred Stock directly and/or indirectly (a) alter or change adversely the powers, preferences or rights given to the Series B Convertible Preferred Stock or alter or amend this Certificate of Designation, (b) authorize or create any class of stock ranking as to redemption or distribution of assets upon a Liquidation (as defined in Section 5) senior to, or otherwise pari passu with, the Series B Convertible Preferred Stock or, authorize or create any class of stock ranking as to dividends senior to, or otherwise pari passu with, the Series b Convertible Preferred Stock, (c) amend its Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (d) increase the number of authorized shares of Series B Convertible Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

Liquidation: Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), the Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under this Certificate of Designation, for each share of Series B Convertible Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Corporation shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the Holders shall be ratably distributed among the Holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Conversion: Each share of Series B Convertible Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof, into that number of shares of common stock (subject to the limitations) determined by dividing the Stated Value of such share of Series B Convertible Preferred Stock by the Conversion Price. The Conversion Price for the Series B Convertible Preferred Stock shall be the amount equal to $0.05 per share. Following the event of a default the conversion price shall be $0.35.

Redemption: The Series B Convertible Preferred Stock may be redeemed by payment of the stated value thereof, with the following premiums based on the time of the redemption.

•	105% of the stated value if the redemption takes place within 90 days of issuance;

•	110% of the stated value if the redemption takes place after 90 days and within 120 days of issuance

•	120% of the stated value if the redemption takes place after 120 days and within 180 days of issuance

In addition, the Series B Preferred Stock contain various redemption provisions for which are contingent upon future events including but not limited to having sufficient authorized shares, change in control, bankruptcy, etc. Upon a triggering event, the Company the redemption price is 125% of the stated value plus all unpaid dividends and liquidated damages.

Most Favored Nation Provision. From the date hereof until the date when the Holder no longer holds any shares of Series B Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Series B Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. The Company shall provide the Holder with notice of any such Subsequent Financing in the manner set forth below. For purposes of illustration, if a Subsequent Financing were to occur whereby the Company sells and issues a convertible note with a conversion price that includes a discount to the market price of its Common Stock, the Holder will be entitled to receive the same convertible note on the exact same terms on a dollar-for-dollar basis via the exchange of the Series B Preferred Stock the Holder holds on the date of the sale and issuance of the convertible note.

On February 12, 2021, pursuant to the terms noted above, the Company entered into a new preferred equity financing agreement with BHP Capital, LLC (“BHP”) in the amount of $350,000 for 350 shares of the newly-designated Series B Convertible Preferred Stock valued at $1,200 per share for which $326,600 in proceeds were received by the Company. In connection with the closing, the Company issued an additional 1.5 million shares of common stock as a service fee. The Company has accounted for the transaction with equity at the proceeds received was considered consideration for all securities issued.

Series C Convertible Preferred Stock Equity Financing

On March 30, 2021, the Board of Directors of the Corporation had authorized issuance of up to 150 shares of preferred stock, $0.001 par value per share, designated as Series C Convertible Preferred Stock. Each share of Preferred Stock shall have a par value of $0.001 per share and a stated value of $1,200, subject to increase set forth in the Certificate of Designation.

Dividends: Each share of Series C Convertible Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of 10% per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Series C Convertible Preferred Share has been converted or redeemed (the “Dividend End Date”). Dividends may be paid in cash or in shares of Series C Convertible Preferred Stock. From and after the initial Closing Date, in addition to the payment of dividends pursuant to Section 2(a), each Holder shall be entitled to receive, and the Corporation shall pay, dividends on shares of Series C Convertible Preferred Stock equal to (on an as-if-converted-to-Common-Stock basis) and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. The Corporation shall pay no dividends on shares of the common stock unless it simultaneously complies with the previous sentence.

Voting Rights: The Series C Convertible Preferred Stock will vote together with the common stock on an as converted basis subject to the Beneficial Ownership Limitations (not in excess of 4.99% conversion limitation). However, as long as any shares of Series C Convertible Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Series C Convertible Preferred Stock directly and/or indirectly (a) alter or change adversely the powers, preferences or rights given to the Series C Convertible Preferred Stock or alter or amend this Certificate of Designation, (b) authorize or create any class of stock ranking as to redemption or distribution of assets upon a Liquidation (as defined in Section 5) senior to, or otherwise pari passu with, the Series C Convertible Preferred Stock or, authorize or create any class of stock ranking as to dividends senior to, or otherwise pari passu with, the Series C Convertible Preferred Stock, (c) amend its Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (d) increase the number of authorized shares of Series C Convertible Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

Liquidation: Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), the Holders shall be entitled to receive out of the assets, whether capital or surplus, of the Corporation an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under this Certificate of Designation, for each share of Series C Convertible Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Corporation shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the Holders shall be ratably distributed among the Holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Conversion: Each share of Series C Convertible Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof, into that number of shares of common stock (subject to the limitations) determined by dividing the Stated Value of such share of Series C Convertible Preferred Stock by the Conversion Price. The Conversion Price for the Series C Convertible Preferred Stock shall be the amount equal to $0.05 per share. Following the event of a default the conversion price shall be $0.35.

Redemption: The Series C Convertible Preferred Stock may be redeemed by payment of the stated value thereof, with the following premiums based on the time of the redemption.

•	105% of the stated value if the redemption takes place within 90 days of issuance;

•	110% of the stated value if the redemption takes place after 90 days and within 120 days of issuance

•	120% of the stated value if the redemption takes place after 120 days and within 180 days of issuance

In addition, the Series C Preferred Stock contain various redemption provisions for which are contingent upon future events including but not limited to having sufficient authorized shares, change in control, bankruptcy, etc. Upon a triggering event, the Company the redemption price is 125% of the stated value plus all unpaid dividends and liquidated damages.

Most Favored Nation Provision. From the date hereof until the date when the Holder no longer holds any shares of Series C Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Series C Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. The Company shall provide the Holder with notice of any such Subsequent Financing in the manner set forth below. For purposes of illustration, if a Subsequent Financing were to occur whereby the Company sells and issues a convertible note with a conversion price that includes a discount to the market price of its Common Stock, the Holder will be entitled to receive the same convertible note on the exact same terms on a dollar-for-dollar basis via the exchange of the Series C Preferred Stock the Holder holds on the date of the sale and issuance of the convertible note.

On March 30, 2021, pursuant to the terms noted above, the Company entered into a new preferred equity financing agreement with Fourth Man, LLC (“FM”) in the amount of $150,000. The closing under the SPA consisted of 150 shares of Series C Convertible Preferred Stock, stated value $1,200 per share, issued to FM for a purchase price of $150,000, or $1,000 per share, for which $141,049 in proceeds were received by the Company. In connection with the closing, the Company issued an additional 642,857 shares of common stock as a service fee. The Company has accounted for the transaction with equity at the proceeds received was considered consideration for all securities issued.